Expense Example {- Insurance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Insurance Portfolio - Insurance Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 85
3 years	265
5 years	460
10 years	$ 1,025